UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.3%

Information Technology — 30.2%
Accenture PLC (Ireland) - Class A	34,390	$2,612,608
Analog Devices, Inc.	60,740	2,823,803
Apple, Inc.	20,810	9,211,130
ARM Holdings PLC (United Kingdom),
ADR	59,560	2,523,557
Broadcom Corp. - Class A	72,690	2,520,162
Cognizant Technology Solutions Corp.*	33,355	2,555,327
eBay, Inc.*	80,070	4,341,395
EMC Corp.*	140,396	3,354,060
Equinix, Inc.*	22,040	4,767,472
Google, Inc. - Class A*	7,059	5,605,058
International Business Machines Corp.	23,862	5,089,765
Qualcomm, Inc.	79,535	5,324,868
Trimble Navigation Ltd.*	86,510	2,591,840
		53,321,045

Consumer Discretionary — 15.9%
Amazon.com, Inc.*	8,555	2,279,822
BorgWarner, Inc.*	44,620	3,450,911
DIRECTV*	40,569	2,296,611
Dollar General Corp.*	49,040	2,480,443
Lululemon Athletica, Inc. (Canada)*†	22,045	1,374,506
Michael Kors Holdings Ltd. (Hong
Kong)*	62,870	3,570,387
priceline.com, Inc.*	3,510	2,414,634
Ralph Lauren Corp.	13,960	2,363,568
Urban Outfitters, Inc.*	45,930	1,779,328
VF Corp.	10,930	1,833,508
Walt Disney Co. (The)	36,090	2,049,911
Williams-Sonoma, Inc.	42,270	2,177,750
		28,071,379

Industrials — 13.9%
Danaher Corp.	49,905	3,101,596
Deere & Co.	37,310	3,207,914
Flowserve Corp.	16,200	2,716,902
Fluor Corp.	39,930	2,648,557
Precision Castparts Corp.	10,540	1,998,595
Rockwell Automation, Inc.	40,290	3,479,042
Union Pacific Corp.	26,155	3,724,734
United Technologies Corp.	40,485	3,782,514
		24,659,854

Health Care — 12.3%
Allergan, Inc.	16,669	1,860,760
Celgene Corp.*	30,351	3,517,984
Cerner Corp.*	24,994	2,368,182
Express Scripts Holding Co.*	40,131	2,313,552
Henry Schein, Inc.*	46,781	4,329,582
Thermo Fisher Scientific, Inc.	37,275	2,851,165
Valeant Pharmaceuticals International,
Inc. (Canada)*	27,325	2,049,922
Varian Medical Systems, Inc.*	33,391	2,404,151
		21,695,298

Consumer Staples — 9.5%
Anheuser-Busch InBev N.V. (Belgium),
ADR	38,795	3,862,042
Diageo PLC (United Kingdom), ADR	29,820	3,752,549
Estee Lauder Cos., Inc. (The) - Class A	62,205	3,982,986
Hain Celestial Group, Inc. (The)*	30,720	1,876,378
Walgreen Co.	69,190	3,298,979
		16,772,934

Energy — 8.5%
Anadarko Petroleum Corp.	30,940	2,705,703
Cameron International Corp.*	56,010	3,651,852
Chevron Corp.	19,065	2,265,303
Pioneer Natural Resources Co.	23,953	2,976,160
Schlumberger Ltd.	45,626	3,416,931
		15,015,949

Financials — 5.9%
Ameriprise Financial, Inc.	28,752	2,117,585
BlackRock, Inc.	7,390	1,898,343
Goldman Sachs Group, Inc. (The)	11,985	1,763,593
Ocwen Financial Corp.*	42,405	1,607,998
US Bancorp	91,925	3,119,015
		10,506,534

Materials — 2.1%
Monsanto Co.	35,770	3,778,385
Total Common Stocks		$173,821,378

Investment Funds— 1.6%
Invesco Government & Agency
Portfolio, Institutional Class**	1,397,828	1,397,828
Touchstone Institutional Money Market
Fund^	1,521,492	1,521,492
Total Investment Funds		$2,919,320

Total Investment Securities —99.9%
(Cost $115,874,754)		$176,740,698

Other Assets in Excess of Liabilities — 0.1%		167,242

Net Assets — 100.0%		$176,907,940

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $1,360,727.

1

Touchstone Capital Growth Fund

March 31, 2013 (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$173,821,378	$—	$—	$173,821,378

Investment Funds	2,919,320	—	—	2,919,320
				$176,740,698

See accompanying Notes to Portfolio of Investments

2

.

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 94.9%

Japan — 18.9%
Alpen Co. Ltd.	36,600	$687,404
Anritsu Corp.	69,000	1,075,296
Avex Group Holdings, Inc.	46,500	1,256,169
Chiyoda Co. Ltd.	22,300	578,968
COMSYS Holdings Corp.	47,600	576,449
Credit Saison Co. Ltd.	38,900	968,626
Daiichikosho Co. Ltd.	24,300	659,547
Dena Co. Ltd.†	24,700	671,716
FP Corp.	13,700	915,419
Fuji Media Holdings, Inc.	827	1,431,997
Hoshizaki Electric Co. Ltd.	48,000	1,401,222
Itochu Techno-Solutions Corp.	19,700	973,124
Iwatani Corp.	181,000	861,401
Japan Petroleum Exploration Co.	17,700	694,763
Megane TOP Co. Ltd.	102,100	1,416,504
Pola Orbis Holdings, Inc.	29,600	943,326
Sawai Pharmaceutical Co. Ltd.	6,300	747,553
Seria Co. Ltd.	32,158	801,431
Ship Healthcare Holdings, Inc.	28,700	1,012,206
Suzuken Co. Ltd.	23,900	864,498
Tokyo Ohka Kogyo Co. Ltd.	40,100	851,116
Toshiba Machine Co. Ltd.	299,000	1,467,446
		20,856,181

United Kingdom — 18.0%
Ashtead Group PLC	163,138	1,453,823
Babcock International Group PLC	47,859	791,190
Berendsen PLC	23,221	276,974
Cineworld Group PLC	192,000	813,943
Dialight PLC	39,764	782,435
Elementis PLC	235,539	933,023
esure Group PLC*	156,105	711,584
Hargreaves Lansdown PLC	100,648	1,327,435
ITV PLC	600,179	1,180,058
Majestic Wine PLC	111,861	724,064
Micro Focus International PLC	133,581	1,391,361
Moneysupermarket.com Group PLC	398,665	1,199,394
Paragon Group of Cos. PLC	229,037	1,126,514
RPC Group PLC	154,386	932,467
Savills PLC	197,124	1,626,401
Spectris PLC	24,444	912,198
TalkTalk Telecom Group PLC	216,700	896,921
Travis Perkins PLC	39,575	874,327
TUI Travel PLC	286,000	1,414,943
WS Atkins PLC	30,777	426,491
		19,795,546

Canada — 6.5%
Canyon Services Group, Inc.†	79,314	868,211
Dollarama, Inc.	12,034	772,730
Element Financial Corp.*	122,979	1,089,542
Horizon North Logistics, Inc.	191,666	1,077,337
Onex Corp.	26,579	1,267,398
Westjet Airlines Ltd.	87,418	2,127,256
		7,202,474

Australia — 6.5%
Ausdrill Ltd.	287,420	867,814
DuluxGroup Ltd.	298,703	1,383,921
FlexiGroup Ltd.	284,617	1,194,201
Iluka Resources Ltd.	98,000	954,002
Lend Lease Group	119,977	1,274,118
Spark Infrastructure Group	868,576	1,501,162
		7,175,218

Cayman Islands — 4.0%
Dongyue Group†	1,146,000	664,344
MIE Holdings Corp.	2,420,000	598,566
NagaCorp Ltd.	1,296,000	1,093,558
Prince Frog International Holdings Ltd.†	1,816,000	935,775
Towngas China Co. Ltd.	1,258,000	1,161,971
		4,454,214

Austria — 4.0%
AMS AG	14,186	1,600,464
Oesterreichische Post AG	43,400	1,868,973
RHI AG	30,000	971,197
		4,440,634

Denmark — 3.9%
GN Store Nord A/S	79,672	1,417,724
Royal UNIBREW A/S	12,689	1,125,700
Topdanmark A/S*	73,280	1,753,761
		4,297,185

Ireland — 3.8%
Glanbia PLC*	71,209	845,340
Greencore Group PLC	605,000	972,130
Paddy Power PLC	14,365	1,293,019
Smurfit Kappa Group PLC*	62,205	1,028,617
		4,139,106

Germany — 3.7%
Draegerwerk AG & Co. KGaA
(Preference)	8,700	1,123,577
Freenet AG	58,775	1,428,088
KUKA AG*	34,307	1,496,523
		4,048,188

Finland — 2.7%
Huhtamaki OYJ	68,105	1,338,319
Outotec OYJ†	54,868	803,904
Pohjola Bank PLC, Class A†	58,628	852,230
		2,994,453

Thailand — 2.7%
Sansiri PCL	6,845,082	1,112,603
Thai Tap Water Supply PCL	2,691,902	992,745
Tisco Financial Group PCL	456,812	865,736
		2,971,084

France — 2.6%
Plastic Omnium SA	34,000	1,573,348
UBISOFT Entertainment*	116,620	1,260,199
		2,833,547

3

Touchstone International Small Cap Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 94.9% (Continued)

Bermuda — 2.5%
Biosensors International Group Ltd.*	804,000	$845,906
Catlin Group Ltd.	128,902	1,020,436
Lancashire Holdings Ltd.	73,284	900,837
		2,767,179

Luxembourg — 2.4%
AZ Electronic Materials SA	199,330	1,151,525
Samsonite International SA	591,000	1,477,015
		2,628,540

Norway — 2.4%
Det Norske Oljeselskap ASA*	55,861	861,239
TGS Nopec Geophysical Co. ASA*	46,000	1,732,654
		2,593,893

Belgium — 1.9%
Barco NV	23,882	2,089,353

Italy — 1.5%
Banca Generali SpA	44,000	834,743
Recordati SpA	85,531	774,046
		1,608,789

Singapore — 1.3%
China Minzhong Food Corp. Ltd.*	686,321	663,994
SATS Ltd.	334,000	818,608
		1,482,602

Sweden — 1.1%
Fastighets AB Balder, Class B*	174,811	1,231,300

Switzerland — 1.0%
Aryzta AG	19,540	1,153,710

Netherlands — 1.0%
Nutreco NV	12,479	1,145,172

Turkey — 1.0%
Dogus Otomotiv Servis ve Ticaret AS	173,977	1,091,383

Cyprus — 0.8%
ProSafe SE	87,100	842,554

Korea — 0.7%
Hansae Co. Ltd.	56,500	792,198
Total Common Stocks		$104,634,503

Exchange Traded Fund — 1.5%
iShares MSCI EAFE Small Cap Index
Fund	37,209	1,635,708

Investment Funds— 7.5%
Invesco Government & Agency
Portfolio, Institutional Class**	3,886,293	3,886,293
Touchstone Institutional Money Market
Fund^	4,374,417	4,374,417
Total Investment Funds		$8,260,710

Market
Value
Total Investment Securities —103.9%
(Cost $94,033,730)	$114,530,921

Liabilities in Excess of Other Assets — (3.9%)	(4,321,716)

Net Assets — 100.0%	$110,209,205

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $3,055,961.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

4

Touchstone International Small Cap Fund

March 31, 2013 (Unaudited) (Continued)

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$7,175,218	$—	$—	$7,175,218
Austria	4,440,634	—	—	4,440,634
Belgium	2,089,353	—	—	2,089,353
Bermuda	2,767,179	—	—	2,767,179
Canada	7,202,474	—	—	7,202,474
Cayman Islands	4,454,214	—	—	4,454,214
Cyprus	842,554	—	—	842,554
Denmark	4,297,185	—	—	4,297,185
Finland	2,994,453	—	—	2,994,453
France	2,833,547	—	—	2,833,547
Germany	4,048,188	—	—	4,048,188
Ireland	4,139,106	—	—	4,139,106
Italy	1,608,789	—	—	1,608,789
Japan	20,856,181	—	—	20,856,181
Korea	792,198	—	—	792,198
Luxembourg	2,628,540	—	—	2,628,540
Netherlands	1,145,172	—	—	1,145,172
Norway	2,593,893	—	—	2,593,893
Singapore	1,482,602	—	—	1,482,602
Sweden	1,231,300	—	—	1,231,300
Switzerland	1,153,710	—	—	1,153,710
Thailand	2,971,084	—	—	2,971,084
Turkey	1,091,383	—	—	1,091,383
United Kingdom	19,795,546	—	—	19,795,546
Exchanged
Traded Fund	1,635,708	—	—	1,635,708
Investment Funds	8,260,710	—	—	8,260,710
				$114,530,921

At March 31, 2013, equity securities valued at $63,714,329 were transferred from Level 2 to Level 1 pursuant to Fund's fair valuation policy.

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone Mid Cap Value Opportunities Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 94.6%

Information Technology — 18.4%
Activision Blizzard, Inc.	52,700	$767,839
Amdocs Ltd. (Guernsey)	54,300	1,968,375
Applied Materials, Inc.	58,800	792,624
CA, Inc.	73,000	1,837,410
Dolby Laboratories, Inc. - Class A†	56,400	1,892,784
Global Payments, Inc.	40,900	2,031,094
KLA-Tencor Corp.	35,700	1,882,818
Lam Research Corp.*	40,600	1,683,276
Micron Technology, Inc.*	76,900	767,462
Teradyne, Inc.*	92,100	1,493,862
Total System Services, Inc.	74,200	1,838,676
Western Digital Corp.	22,200	1,116,216
Western Union Co. (The)	99,500	1,496,480
		19,568,916

Financials — 17.7%
Allstate Corp. (The)	43,500	2,134,545
Annaly Capital Management, Inc. REIT	161,700	2,569,413
Aon PLC (Great Britain)	32,109	1,974,704
Assured Guaranty Ltd. (Bermuda)	51,100	1,053,171
Everest Re Group Ltd. (Bermuda)	18,200	2,363,452
First Republic Bank	58,500	2,259,270
HCC Insurance Holdings, Inc.	40,700	1,710,621
Loews Corp.	44,100	1,943,487
Progressive Corp. (The)	51,800	1,308,986
Willis Group Holdings PLC (Ireland)	38,020	1,501,410
		18,819,059

Utilities — 13.9%
Alliant Energy Corp.	58,200	2,920,476
American Water Works Co., Inc.	48,800	2,022,272
CenterPoint Energy, Inc.	67,550	1,618,498
CMS Energy Corp.	86,100	2,405,634
Westar Energy, Inc.	42,000	1,393,560
Wisconsin Energy Corp.	50,200	2,153,078
Xcel Energy, Inc.	76,500	2,272,050
		14,785,568

Health Care — 12.0%
AmerisourceBergen Corp.	16,200	833,490
CIGNA Corp.	17,400	1,085,238
Endo Health Solutions, Inc.*	67,056	2,062,643
Forest Laboratories, Inc.*	42,400	1,612,896
Humana, Inc.	18,400	1,271,624
MEDNAX, Inc.*	5,800	519,853
Questcor Pharmaceuticals, Inc.†	29,300	953,422
Salix Pharmaceuticals Ltd.*	31,900	1,632,642
United Therapeutics Corp.*	21,400	1,302,618
Zimmer Holdings, Inc.	19,800	1,489,356
		12,763,782

Consumer Discretionary — 9.6%
Best Buy Co., Inc.	44,600	987,890
Cablevision Systems Corp. - Class A	128,100	1,916,376
GameStop Corp. - Class A†	42,732	1,195,214
H&R Block, Inc.	37,434	1,101,308
Interpublic Group of Cos, Inc. (The)	80,600	1,050,218
Lear Corp.	18,800	1,031,556
Liberty Media Corp. - Class A*	11,200	1,250,256
Staples, Inc.†	124,000	1,665,320
		10,198,138

Industrials — 7.5%
Dun & Bradstreet Corp. (The)†	19,400	1,622,810
Northrop Grumman Corp.	16,000	1,122,400
Pitney Bowes, Inc.†	69,700	1,035,742
Southwest Airlines Co.	42,900	578,292
Towers Watson & Co. - Class A	27,200	1,885,504
URS Corp.	36,700	1,739,947
		7,984,695

Energy — 4.5%
Energy XXI Bermuda Ltd. (Bermuda)	48,400	1,317,448
HollyFrontier Corp.	20,400	1,049,580
Murphy Oil Corp.	10,100	643,673
Williams Cos., Inc. (The)	48,800	1,828,048
		4,838,749

Materials — 4.3%
Bemis Co., Inc.	26,900	1,085,684
CF Industries Holdings, Inc.	4,500	856,665
Crown Holdings, Inc.*	37,900	1,577,019
Sealed Air Corp.	45,800	1,104,238
		4,623,606

Telecommunication Services — 4.2%
MetroPCS Communications, Inc.*	215,200	2,345,680
Windstream Corp.†	262,800	2,089,260
		4,434,940

Consumer Staples — 2.5%
Dr Pepper Snapple Group, Inc.	56,400	2,647,980
Total Common Stocks		$100,665,433

Investment Funds— 14.5%
Invesco Government & Agency
Portfolio, Institutional Class**	10,018,724	10,018,724
Touchstone Institutional Money Market
Fund^	5,357,209	5,357,209
Total Investment Funds		$15,375,933

Total Investment Securities —109.1%
(Cost $95,694,115)		$116,041,366

Liabilities in Excess of Other Assets — (9.1%)		(9,681,956)

Net Assets — 100.0%		$106,359,410

*	Non-income producing security.

**	Represents collateral for securities loaned.

6

Touchstone Mid Cap Value Opportunities Fund

March 31, 2013 (Unaudited) (Continued)

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $8,024,663.

Portfolio Abbreviations:

PLC - Public Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$100,665,433	$—	$—	$100,665,433

Investment Funds	15,375,933	—	—	15,375,933
				$116,041,366

See accompanying Notes to Portfolio of Investments.

7

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.2%

Financials — 23.9%
Altisource Portfolio Solutions SA
(Luxembourg)*	20,400	$1,422,900
American Equity Investment Life
Holding Co.	123,700	1,841,893
Aspen Insurance Holdings Ltd.	27,200	1,049,376
Astoria Financial Corp.	68,400	674,424
Capstead Mortgage Corp. REIT	93,200	1,194,824
Cash America International, Inc.†	23,750	1,246,162
City Holding Co.†	16,200	644,598
Columbia Banking System, Inc.	60,100	1,320,998
DFC Global Corp.*	75,400	1,254,656
First Cash Financial Services, Inc.*	28,000	1,633,520
First Commonwealth Financial Corp.	170,000	1,268,200
Horace Mann Educators Corp.	38,100	794,385
Iberiabank Corp.	33,600	1,680,672
LaSalle Hotel Properties REIT	32,900	835,002
PS Business Parks, Inc. REIT	13,700	1,081,204
Stifel Financial Corp.*	35,900	1,244,653
SVB Financial Group*	22,200	1,574,868
Texas Capital Bancshares, Inc.*	32,900	1,330,805
Tower Group International Ltd.
(Bermuda)	53,591	988,752
Wintrust Financial Corp.	42,700	1,581,608
		24,663,500

Industrials — 18.2%
ABM Industries, Inc.	17,350	385,864
Acacia Research Corp.*	44,700	1,348,599
ACCO Brands Corp.*	116,800	780,224
Actuant Corp. - Class A	24,450	748,659
Atlas Air Worldwide Holdings, Inc.*	17,300	705,148
Avis Budget Group, Inc.*	30,400	846,032
Brink's Co. (The)	41,100	1,161,486
Con-way, Inc.	32,500	1,144,325
DigitalGlobe, Inc.*	39,500	1,141,945
DXP Enterprises, Inc.*	23,200	1,733,040
Encore Capital Group, Inc.*	54,900	1,652,490
Generac Holdings, Inc.	37,800	1,335,852
Hawaiian Holdings, Inc.*	123,200	709,632
Hexcel Corp.*	50,500	1,465,005
Kelly Services, Inc. - Class A	62,300	1,163,764
Sykes Enterprises, Inc.*	67,200	1,072,512
Tutor Perini Corp.*	73,400	1,416,620
		18,811,197

Consumer Discretionary — 14.7%
Barnes & Noble, Inc.*†	85,100	1,399,895
Coinstar, Inc.*†	28,400	1,659,128
Cooper Tire & Rubber Co.	47,600	1,221,416
Finish Line, Inc. (The) - Class A	56,000	1,097,040
Gentherm, Inc.*	74,000	1,212,120
Jack in Box, Inc.*	47,600	1,646,484
Krispy Kreme Doughnuts, Inc.*	77,200	1,114,768
Men's Wearhouse, Inc. (The)	36,500	1,219,830
Multimedia Games Holding Co., Inc.*	54,400	1,135,328
Rent-A-Center, Inc. TX	20,300	749,882
SHFL Entertainment, Inc.*	66,700	1,105,219
Shutterfly, Inc.*	37,200	1,643,124
		15,204,234

Information Technology — 12.8%
AVG Technologies N.V. (Netherlands)*†	80,800	1,124,736
Cardtronics, Inc.*	55,800	1,532,268
Dealertrack Technologies, Inc.*	43,000	1,263,340
Ebix, Inc.†	59,600	966,712
Emulex Corp.*	120,300	785,559
GT Advanced Technologies, Inc.*†	116,300	382,627
Kulicke & Soffa Industries, Inc.*	96,950	1,120,742
MoneyGram International, Inc.*	58,400	1,057,040
Netscout Systems, Inc.*	43,900	1,078,623
Silicon Image, Inc.*	222,000	1,078,920
SS&C Technologies Holdings, Inc.*	19,000	569,620
TiVo, Inc.*	94,900	1,175,811
Tyler Technologies, Inc.*	17,700	1,084,302
		13,220,300

Health Care — 7.3%
Acadia Healthcare Co., Inc.*	49,750	1,462,152
Air Methods Corp.	32,700	1,577,448
Questcor Pharmaceuticals, Inc.†	34,400	1,119,376
Santarus, Inc.*	78,900	1,367,337
Team Health Holdings, Inc.*	38,400	1,396,992
Universal American Corp. NY	77,600	646,408
		7,569,713

Materials — 6.0%
American Vanguard Corp.	28,400	867,336
FutureFuel Corp.	94,650	1,149,998
Headwaters, Inc.*	102,600	1,118,340
Noranda Aluminum Holding Corp.	142,800	641,172
PH Glatfelter Co.	68,950	1,612,051
PolyOne Corp.	32,500	793,325
		6,182,222

Consumer Staples — 4.6%
Andersons, Inc. (The)	26,500	1,418,280
Harris Teeter Supermarkets, Inc.	17,283	738,158
Medifast, Inc.*	64,000	1,466,880
Universal Corp.†	19,000	1,064,760
		4,688,078

Energy — 4.3%
Energy XXI Bermuda Ltd. (Bermuda)	49,900	1,358,278
Helix Energy Solutions Group, Inc.*	40,100	917,488
Newpark Resources, Inc.*	109,500	1,016,160
Western Refining, Inc.†	33,500	1,186,235
		4,478,161

Utilities — 4.3%
NorthWestern Corp.	51,100	2,036,846
PNM Resources, Inc.	46,500	1,082,985
UNS Energy Corp.	27,600	1,350,744
		4,470,575

8

Touchstone Small Cap Value Opportunities Fund

March 31, 2013 (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.2% (Continued)

Telecommunication Services — 1.1%
Leap Wireless International, Inc.*†	96,200	$566,618
Magicjack Vocaltec Ltd.*†	42,100	589,400
		1,156,018
Total Common Stocks		$100,443,998

Exchange Traded Fund — 1.3%
iShares Russell 2000 Value Index Fund†	16,000	1,340,960

Investment Funds— 11.8%
Invesco Government & Agency
Portfolio, Institutional Class**	10,638,359	10,638,359
Touchstone Institutional Money Market
Fund^	1,551,500	1,551,500
Total Investment Funds		$12,189,859

Total Investment Securities —110.3%
(Cost $97,271,086)		$113,974,817

Liabilities in Excess of Other Assets — (10.3%)		(10,611,568)

Net Assets — 100.0%		$103,363,249

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2013 was $10,549,336.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$100,443,998	$—	$—	$100,443,998

Exchanged Traded Fund	1,340,960	—	—	1,340,960

Investment Funds	12,189,859	—	—	12,189,859
				$113,974,817

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments

Touchstone Value Fund – March 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 98.1%

Financials — 23.3%
American Express Co.	159,333	$10,748,604
Bank of America Corp.	517,353	6,301,360
Capital One Financial Corp.	158,120	8,688,694
Citigroup, Inc.	171,340	7,580,082
JPMorgan Chase & Co.	205,657	9,760,481
PNC Financial Services Group, Inc.	134,186	8,923,369
SLM Corp.	384,868	7,882,097
State Street Corp.	115,100	6,801,259
Wells Fargo & Co.	270,285	9,997,842
XL Group PLC	102,271	3,098,811
		79,782,599

Health Care — 20.4%
Baxter International, Inc.	110,000	7,990,400
Johnson & Johnson	117,265	9,560,615
Medtronic, Inc.	225,810	10,604,038
Merck & Co., Inc.	113,865	5,036,249
Pfizer, Inc.	407,804	11,769,223
Sanofi ADR	104,597	5,342,815
Teva Pharmaceutical Industries Ltd. ADR	99,500	3,948,160
UnitedHealth Group, Inc.	136,500	7,809,165
WellPoint, Inc.	116,432	7,711,291
		69,771,956

Industrials — 13.8%
Emerson Electric Co.	123,650	6,908,326
General Electric Co.	302,920	7,003,510
Honeywell International, Inc.	115,637	8,713,248
Illinois Tool Works, Inc.	149,535	9,112,663
Raytheon Co.	146,250	8,598,038
Stanley Black & Decker, Inc.	85,206	6,899,130
		47,234,915

Energy — 12.4%
BP PLC ADR	194,738	8,247,154
Chevron Corp.	30,700	3,647,774
ConocoPhillips	145,185	8,725,618
Marathon Oil Corp.	231,000	7,789,320
Occidental Petroleum Corp.	106,922	8,379,477
Phillips 66	83,247	5,824,793
		42,614,136

Consumer Staples — 10.0%
Altria Group, Inc.	171,442	5,895,890
Imperial Tobacco Group PLC ADR	50,637	3,544,590
Philip Morris International, Inc.	125,050	11,593,386
Sysco Corp.	134,617	4,734,480
Walgreen Co.	180,400	8,601,472
		34,369,818

Information Technology — 7.7%
Intel Corp.	141,890	3,100,296
International Business Machines Corp.	33,620	7,171,146
Microsoft Corp.	299,830	8,578,136
Texas Instruments, Inc.	208,641	7,402,583
		26,252,161

Telecommunication Services — 4.8%
AT&T, Inc.	249,124	9,140,360
Verizon Communications, Inc.	148,738	7,310,473
		16,450,833

Consumer Discretionary — 3.8%
Carnival Corp.	202,568	6,948,082
Target Corp.	86,720	5,935,984
		12,884,066

Utilities — 1.1%
Entergy Corp.	57,110	3,611,636

Materials — 0.8%
EI du Pont de Nemours & Co.	55,653	2,735,901
Total Common Stocks		$335,708,021

Investment Fund — 1.8%
Touchstone Institutional Money Market
Fund^	6,107,294	6,107,294
Total Investment Securities —99.9%
(Cost $291,106,856)		$341,815,315

Other Assets in Excess of Liabilities — 0.1%		431,264

Net Assets — 100.0%		$342,246,579

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$335,708,021	$—	$—	$335,708,021

Investment Fund	6,107,294	—	—	6,107,294
				$341,815,315

See accompanying Notes to Financial Statements.

10

Notes to Portfolios of Investments

March 31, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principals in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of March 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2013, there were no significant transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provide consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

11

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds.Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risk of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting StandardsUpdate (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of the ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on financial statements.

12

Notes to Portfolios of Investments

March 31, 2013 (Unaudited) (Continued)

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral value at least equal, at all times, to market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Capital Growth Fund	$1,360,727	$1,397,828
International Small Cap Fund	3,055,961	3,886,293
Mid Cap Value Opportunities Fund	8,024,663	10,018,724
Small Cap Value Opportunities Fund	10,549,336	10,638,359

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retains a portion of interest or dividends on the investments of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Capital Growth Fund	$115,874,754	$61,094,148	$(228,204)	$60,865,944
International Small Cap Fund	94,033,730	22,102,055	(1,604,864)	20,497,191
Mid Cap Value Opportunities Fund	95,694,115	20,819,887	(472,636)	20,347,251
Small Cap Value Opportunities Fund	97,271,086	19,804,899	(3,101,168)	16,703,731
Value Fund	291,106,856	52,710,767	(2,002,308)	50,708,459

13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/28/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/28/13

* Print the name and title of each signing officer under his or her signature.